14. INTEREST (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPENSES ON FINANCIAL LIABILITIES
Interest expense	$ (29.4)	$ (29.1)	$ (24.7)
Other financial expenses	(0.5)	(0.5)	(0.6)
Interest expense on financial liabilities	(29.9)	(29.6)	(25.3)
EXPENSES ON NON-FINANCIAL LIABILITIES
Interest expense	(0.3)	(0.2)	(0.1)
Total interest expense	(30.2)	(29.8)	(25.4)
INCOME ON FINANCIAL ASSETS
Interest income	1.8	2.0	1.6
Other financial income	0.1	0.1	0.0
Interest income on financial assets	1.9	2.1	1.6
Total interest income	$ 1.9	$ 2.1	$ 1.6